Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2017	7,207,762
Balance at Dec. 31, 2017	$ 84,859	$ 47,431	$ 1,091	$ (13,518)	$ 119,863
Change in accounting principle, ASC 2016-01		141	(141)
Change in accounting principle, ASC 2018-02		(187)	187
Net income		12,431			12,431
Other comprehensive income (loss)			(1,291)		(1,291)
Dividend reinvestment and purchase plan (in shares)	24,512
Dividend reinvestment and purchase plan	$ 618				$ 618
Stock options exercised (in shares)	17,600				24,600
Stock options exercised	$ 168				$ 168
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture, Total	11,120
Stock-based compensation	$ 280				280
Cash dividends		(3,779)			$ (3,779)
Balance (in shares) at Dec. 31, 2018	7,260,994				6,488,664
Balance at Dec. 31, 2018	$ 85,925	56,037	(154)	(13,518)	$ 128,290
Net income		12,711			12,711
Other comprehensive income (loss)			1,996		1,996
Dividend reinvestment and purchase plan (in shares)	17,866
Dividend reinvestment and purchase plan	$ 372				$ 372
Stock options exercised (in shares)	400				400
Stock options exercised	$ 4				$ 4
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture, Total	15,532
Stock-based compensation	$ 316				316
Cash dividends		(3,685)			(3,685)
Treasury shares acquired				(2,229)	$ (2,229)
Balance (in shares) at Dec. 31, 2019	7,294,792				6,423,630
Balance at Dec. 31, 2019	$ 86,617	$ 65,063	$ 1,842	$ (15,747)	$ 137,775